Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 925,249
Write-down / sales of vessels	(21,863)	$ 92,368	$ 149,238
Balance at the end of the year	429,987	925,249
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	62,914	67,527	71,807
Costs incurred for dry dockings	15,792	23,042	28,546
Dry-dock amortization	(26,666)	(27,123)	(27,851)
Write-down / sales of vessels	(566)	(532)	(4,975)
Balance at the end of the year	$ 51,474	$ 62,914	$ 67,527